Stock Based Compensation (Summary of Stock Options Outstanding) (Details) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 $0.91 - 1.01 [Member]	Dec. 31, 2013 $3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit				$ 0.91
Exercise prices, upper limit				$ 1.01
Exercise price					$ 3.00
Number outstanding				491,180	188,589
Outstanding weighted average remaining contractual life				3 years 11 months 27 days	9 years 9 months 15 days
Outstanding weighted average exercise price				$ 0.94	$ 3.00
Number exercisable				265,232	2,983
Exercisable weighted average exercise price				$ 0.93	$ 3.00